VALUATION AND QUALIFYING ACCOUNTS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Warranty provision
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance	$ 307	$ 259	$ 243
Addition	261	136	49
Deductions	(98)	(88)	(33)
Balance	470	307	259
Allowance for doubtful accounts
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance	50	25	25
Addition		25
Deductions
Balance	50	50	25
Valuation allowance for deferred tax assets
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance		5,850	9,936
Addition			94
Deductions		(5,850)	(4,180)
Balance			$ 5,850